Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Trade payables and accrued liabilities [Text Block]
7.	Trade payables and accrued liabilities
	December 31,	December 31,
	2017	2016
	$	$
Trade payables	134,982	4,970
Accrued liabilities	10,000	10,000
	144,982	14,970